LoCorr Strategic Allocation Fund
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 48.3%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	406	$30,576
Trade Desk, Inc. - Class A (a)	1,012	22,962
		53,538

Aerospace & Defense - 1.1%
Boeing Co. (a)	683	135,938
General Dynamics Corp.	192	65,898
General Electric Co.	890	252,555
Howmet Aerospace, Inc.	294	67,755
L3Harris Technologies, Inc.	108	37,276
Lockheed Martin Corp.	165	99,725
Northrop Grumman Corp.	105	71,635
RTX Corp.	1,158	223,378
TransDigm Group, Inc.	60	69,538
		1,023,698

Agriculture - 0.4%
Altria Group, Inc.	1,170	77,209
Archer-Daniels-Midland Co.	380	27,622
Philip Morris International, Inc.	1,418	234,452
		339,283

Airlines - 0.1%
Delta Air Lines, Inc.	714	47,467
Southwest Airlines Co.	430	16,155
United Airlines Holdings, Inc. (a)	263	24,214
		87,836

Apparel - 0.1%
Deckers Outdoor Corp. (a)	364	36,433
NIKE, Inc. - Class B	996	52,609
Tapestry, Inc.	133	18,767
		107,809

Auto Manufacturers - 1.1%
Cummins, Inc.	93	50,036
Ford Motor Co.	2,417	27,892
General Motors Co.	766	57,067
PACCAR, Inc.	488	56,364
Tesla Motors, Inc. (a)	2,422	900,379
		1,091,738

Banks - 2.3%
Bank of America Corp.	4,260	207,675
Bank of New York Mellon Corp.	608	72,127
Citigroup, Inc.	1,687	191,323
Citizens Financial Group, Inc.	738	44,258
Fifth Third Bancorp	1,219	56,635
Goldman Sachs Group, Inc.	292	247,029
Huntington Bancshares, Inc./OH	3,445	53,914
JPMorgan Chase & Co.	2,408	708,337
KeyCorp	1,208	24,220
M&T Bank Corp.	236	48,786
Morgan Stanley	1,020	167,862
Northern Trust Corp.	153	21,354
PNC Financial Services Group, Inc.	212	44,115
Regions Financial Corp.	1,020	26,642
State Street Corp.	231	29,235
Truist Financial Corp.	431	19,813
US Bancorp	543	28,242
Wells Fargo & Co.	2,221	176,814
		2,168,381

Beverages - 0.5%
Brown-Forman Corp. - Class B	515	13,617
Coca-Cola Co.	3,072	233,626
Constellation Brands, Inc. - Class A	191	28,650
Keurig Dr Pepper, Inc.	916	24,118
Monster Beverage Corp. (a)	434	31,448
PepsiCo, Inc.	1,236	191,938
		523,397

Biotechnology - 0.6%
Amgen, Inc.	489	172,055
Biogen, Inc. (a)	120	21,999
Corteva, Inc.	551	46,124
Gilead Sciences, Inc.	1,024	142,715
Incyte Corp. (a)	189	17,789
Moderna, Inc. (a)	427	21,691
Regeneron Pharmaceuticals, Inc.	86	66,447
Vertex Pharmaceuticals, Inc. (a)	216	96,453
		585,273

Building Materials - 0.3%
Carrier Global Corp.	923	51,974
CRH PLC	187	19,658
Johnson Controls International PLC	472	61,808
Martin Marietta Materials, Inc.	60	35,321
Masco Corp.	310	18,715
Trane Technologies PLC	161	67,095
Vulcan Materials Co.	188	51,192
		305,763

Chemicals - 0.5%
Air Products and Chemicals, Inc.	117	33,987
Albemarle Corp.	117	21,005
CF Industries Holdings, Inc.	272	35,316
DuPont de Nemours, Inc.	149	6,824
Ecolab, Inc.	259	68,899
Linde PLC	326	161,618
LyondellBasell Industries NV - Class A	1,398	112,623
Sherwin-Williams Co.	201	64,431
		504,703

Commercial Services - 0.5%
Automatic Data Processing, Inc.	540	109,717
Cintas Corp.	314	53,110
Corpay, Inc. (a)	81	23,570
Equifax, Inc.	109	19,628
Global Payments, Inc.	288	19,382
Moody's Corp.	63	27,484
Quanta Services, Inc.	124	68,078
Rollins, Inc.	461	24,622
S&P Global, Inc.	131	55,720
United Rentals, Inc.	69	50,271
Verisk Analytics, Inc.	253	48,007
		499,589

Computers - 4.2%
Accenture PLC - Class A	251	49,771
Apple, Inc.	12,504	3,173,390
Crowdstrike Holdings, Inc. - Class A (a)	311	121,417
Dell Technologies, Inc. - Class C	321	52,686
EPAM Systems, Inc. (a)	151	20,445
Fortinet, Inc. (a)	1,115	91,118
Hewlett Packard Enterprise Co.	1,558	37,096
HP, Inc.	1,177	22,610
International Business Machines Corp.	510	123,619
Leidos Holdings, Inc.	124	19,284
Lumentum Holdings, Inc. (a)	63	44,274
NetApp, Inc.	168	17,202
Sandisk Corp./DE (a)	123	78,147
Seagate Technology Holdings PLC	206	80,703
Super Micro Computer, Inc. (a)	477	10,861
Western Digital Corp.	284	76,819
		4,019,442

Cosmetics & Personal Care - 0.4%
Colgate-Palmolive Co.	917	78,156
Estee Lauder Cos., Inc. - Class A	278	19,952
Kenvue, Inc.	2,531	43,635
Procter & Gamble Co.	1,921	277,469
		419,212

Distribution & Wholesale - 0.1%
Copart, Inc. (a)	1,107	36,752
Fastenal Co.	727	33,733
Pool Corp.	106	21,447
WW Grainger, Inc.	26	28,361
		120,293

Diversified Financial Services - 1.9%
American Express Co.	265	80,157
Ameriprise Financial, Inc.	126	55,994
Blackrock, Inc.	150	144,256
Capital One Financial Corp.	713	130,073
Cboe Global Markets, Inc.	73	20,518
Charles Schwab Corp.	1,604	150,744
CME Group, Inc.	342	101,010
Coinbase Global, Inc. - Class A (a)	223	38,938
Interactive Brokers Group, Inc. - Class A	390	26,157
Intercontinental Exchange, Inc.	561	88,234
Invesco Ltd.	1,099	26,695
Mastercard, Inc. - Class A	758	378,742
Nasdaq, Inc.	608	51,613
Raymond James Financial, Inc.	215	31,130
Synchrony Financial	564	38,363
T Rowe Price Group, Inc.	404	36,417
Visa, Inc. - Class A	1,548	467,868
		1,866,909

Electric - 1.2%
AES Corp.	1,727	24,333
Alliant Energy Corp.	55	3,947
Ameren Corp.	69	7,584
American Electric Power Co., Inc.	458	60,035
CenterPoint Energy, Inc.	585	25,249
Consolidated Edison, Inc.	217	24,560
Constellation Energy Corp.	314	87,684
Dominion Energy, Inc.	505	31,219
DTE Energy Co.	99	14,476
Duke Energy Corp.	511	66,910
Edison International	348	25,467
Entergy Corp.	654	73,483
Evergy, Inc.	318	26,051
Eversource Energy	335	23,209
Exelon Corp.	487	23,873
FirstEnergy Corp.	214	10,841
NextEra Energy, Inc.	2,127	197,556
NRG Energy, Inc.	222	32,443
PG&E Corp.	1,920	33,734
Pinnacle West Capital Corp.	469	47,252
PPL Corp.	194	7,411
Sempra	808	78,513
Southern Co.	915	88,316
Vistra Energy Corp.	334	50,210
WEC Energy Group, Inc.	319	36,931
Xcel Energy, Inc.	316	25,103
		1,126,390

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	112	24,008
Eaton Corp. PLC	370	132,338
Emerson Electric Co.	788	103,244
Generac Holdings, Inc. (a)	172	33,597
		293,187

Electronics - 0.5%
Allegion PLC	109	15,837
Amphenol Corp. - Class A	576	72,778
Coherent Corp. (a)	207	49,309
Garmin Ltd.	131	30,393
Honeywell International, Inc.	558	126,125
Hubbell, Inc.	36	17,667
Jabil, Inc.	76	20,188
Keysight Technologies, Inc. (a)	104	29,366
Mettler-Toledo International, Inc. (a)	20	25,224
TE Connectivity PLC	104	21,738
Trimble, Inc. (a)	920	60,011
		468,636

Energy-Alternate Sources - 0.0% (b)
First Solar, Inc. (a)	77	15,189

Engineering & Construction - 0.1%
Comfort Systems USA, Inc.	35	48,265
EMCOR Group, Inc.	31	22,887
Jacobs Solutions, Inc.	107	13,619
		84,771

Entertainment - 0.0% (b)
Live Nation Entertainment, Inc. (a)	195	29,740

Environmental Control - 0.1%
Pentair PLC	228	19,861
Republic Services, Inc.	116	25,406
Waste Management, Inc.	248	56,988
		102,255

Food - 0.2%
Conagra Brands, Inc.	1,045	16,427
Hershey Co.	201	41,786
Kraft Heinz Co.	930	20,916
Mondelez International, Inc. - Class A	1,414	81,503
Sysco Corp.	749	53,426
		214,058

Forest Products & Paper - 0.0% (b)
International Paper Co.	654	23,348

Gas - 0.0% (b)
Atmos Energy Corp.	192	35,466

Healthcare-Products - 1.1%
Abbott Laboratories	896	91,992
Agilent Technologies, Inc.	215	24,506
Align Technology, Inc. (a)	114	19,543
Baxter International, Inc.	1,349	22,663
Bio-Techne Corp.	254	13,274
Boston Scientific Corp. (a)	1,730	108,558
Cooper Cos., Inc. (a)	194	13,871
Danaher Corp.	300	56,880
Edwards Lifesciences Corp. (a)	492	39,399
GE HealthCare Technologies, Inc.	324	23,062
Hologic, Inc. (a)	478	36,132
IDEXX Laboratories, Inc. (a)	60	33,713
Insulet Corp. (a)	72	15,109
Intuitive Surgical, Inc. (a)	174	80,212
Medtronic PLC	1,193	103,374
ResMed, Inc.	103	23,121
STERIS PLC	97	21,450
Stryker Corp.	376	123,550
Thermo Fisher Scientific, Inc.	354	174,002
Waters Corp. (a)	74	22,037
West Pharmaceutical Services, Inc.	74	18,547
Zimmer Biomet Holdings, Inc.	226	20,435
		1,085,430

Healthcare-Services - 0.5%
Centene Corp. (a)	1,469	48,095
Charles River Laboratories International, Inc. (a)	103	17,767
Cigna Group	290	77,358
Elevance Health, Inc.	75	21,956
HCA Healthcare, Inc.	125	59,155
Labcorp Holdings, Inc.	39	10,406
Quest Diagnostics, Inc.	204	39,980
UnitedHealth Group, Inc.	842	227,837
Universal Health Services, Inc. - Class B	60	10,738
		513,292

Home Builders - 0.1%
DR Horton, Inc.	299	41,029
Lennar Corp. - Class A	227	19,713
PulteGroup, Inc.	247	29,049
		89,791

Household Products/Wares - 0.0% (b)
Church & Dwight Co., Inc.	195	18,198
Kimberly-Clark Corp.	245	23,635
		41,833

Insurance - 1.6%
Aflac, Inc.	428	46,956
Allstate Corp.	139	28,820
American International Group, Inc.	316	23,779
Aon PLC - Class A	135	43,575
Arch Capital Group Ltd. (a)	259	24,861
Arthur J Gallagher & Co.	284	61,509
Assurant, Inc.	51	11,108
Berkshire Hathaway, Inc. - Class B (a)	1,586	760,011
Chubb Ltd.	300	97,779
Cincinnati Financial Corp.	68	10,700
Erie Indemnity Co. - Class A	124	31,163
Hartford Insurance Group, Inc.	250	33,808
Loews Corp.	146	15,584
Marsh & McLennan Cos., Inc.	505	87,592
MetLife, Inc.	749	52,969
Principal Financial Group, Inc.	160	14,418
Progressive Corp.	585	115,970
Prudential Financial, Inc.	620	60,568
Travelers Cos., Inc.	124	36,168
W R Berkley Corp.	56	3,712
Willis Towers Watson PLC	71	20,640
		1,581,690

Internet - 6.8%
Airbnb, Inc. - Class A (a)	330	41,672
Alphabet, Inc. - Class A	4,965	1,427,735
Alphabet, Inc. - Class C	4,093	1,174,118
Amazon.com, Inc. (a)	8,418	1,753,217
AppLovin Corp. - Class A (a)	101	40,198
Booking Holdings, Inc.	30	126,310
CDW Corp./DE	170	20,573
DoorDash, Inc. - Class A (a)	121	18,168
EBAY, Inc.	427	38,866
Expedia Group, Inc.	79	18,240
F5, Inc. (a)	76	21,989
GoDaddy, Inc. - Class A (a)	246	20,337
Match Group, Inc.	267	8,200
Meta Platforms, Inc. - Class A	1,898	1,085,903
Netflix, Inc. (a)	3,687	354,505
Palo Alto Networks, Inc. (a)	974	156,152
Robinhood Markets, Inc. - Class A (a)	905	62,716
Uber Technologies, Inc. (a)	1,806	129,906
VeriSign, Inc.	73	18,130
		6,516,935

Iron & Steel - 0.1%
Nucor Corp.	189	31,960
Steel Dynamics, Inc.	108	19,440
		51,400

Leisure Time - 0.1%
Carnival Corp.	1,142	29,555
Norwegian Cruise Line Holdings Ltd. (a)	762	14,249
Royal Caribbean Cruises Ltd.	126	34,673
		78,477

Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	183	55,647
Las Vegas Sands Corp.	308	16,595
Marriott International, Inc./MD - Class A	150	49,060
		121,302

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc.	382	270,632
GE Vernova, Inc.	239	208,623
Vertiv Holdings Co. - Class A	336	84,195
		563,450

Machinery-Diversified - 0.4%
Deere & Co.	196	110,407
IDEX Corp.	104	19,713
Ingersoll Rand, Inc.	290	23,235
Nordson Corporation	58	15,431
Otis Worldwide Corp.	331	25,513
Rockwell Automation, Inc.	136	48,808
Wabtec Corp.	212	52,981
Xylem, Inc./NY	293	35,014
		331,102

Media - 0.4%
Charter Communications, Inc. - Class A (a)	93	20,077
Comcast Corp. - Class A	3,306	94,915
FactSet Research Systems, Inc.	95	20,614
Fox Corp. - Class A	298	17,403
Versant Media Group, Inc.	125	4,628
Walt Disney Co.	1,737	167,412
Warner Bros Discovery, Inc. (a)	2,084	57,227
		382,276

Mining - 0.2%
Freeport-McMoRan, Inc.	1,354	79,588
Newmont Corp.	912	98,724
		178,312

Miscellaneous Manufacturing - 0.3%
3M Co.	532	77,262
A O Smith Corp.	143	9,430
Axon Enterprise, Inc. (a)	84	35,674
Illinois Tool Works, Inc.	170	44,249
Parker-Hannifin Corp.	125	111,905
Teledyne Technologies, Inc. (a)	32	19,360
Textron, Inc.	140	12,259
		310,139

Oil & Gas - 1.6%
APA Corp.	511	21,687
Chevron Corp.	1,609	332,902
ConocoPhillips	1,163	153,516
Devon Energy Corp.	721	36,281
Diamondback Energy, Inc.	186	36,789
EOG Resources, Inc.	396	57,250
EQT Corp.	611	38,884
Expand Energy Corp.	197	21,626
Exxon Mobil Corp.	3,624	614,848
Marathon Petroleum Corp.	249	60,801
Occidental Petroleum Corp.	484	31,460
Phillips 66	315	57,387
Texas Pacific Land Corp.	63	29,897
Valero Energy Corp.	250	61,770
		1,555,098

Oil & Gas Services - 0.2%
Baker Hughes Co.	498	30,403
Halliburton Co.	1,177	45,891
SLB Ltd.	1,467	75,389
		151,683

Packaging & Containers - 0.1%
Amcor PLC	595	23,651
Packaging Corp. of America	67	14,219
Smurfit Westrock PLC	557	22,196
		60,066

Pharmaceuticals - 2.4%
AbbVie, Inc.	1,578	343,199
Becton Dickinson & Co.	218	34,276
Bristol-Myers Squibb Co.	1,530	92,794
Cardinal Health, Inc.	141	29,795
Cencora, Inc.	129	40,524
CVS Health Corp.	1,026	73,687
Dexcom, Inc. (a)	294	18,463
Eli Lilly & Co.	676	621,765
Henry Schein, Inc. (a)	155	11,423
Johnson & Johnson	2,002	489,369
McKesson Corp.	113	97,786
Merck & Co., Inc.	2,178	261,992
Pfizer, Inc.	4,927	138,350
Viatris, Inc.	1,162	15,699
Zoetis, Inc.	382	45,156
		2,314,278

Pipelines - 0.2%
Kinder Morgan, Inc.	1,181	39,599
ONEOK, Inc.	674	60,923
Targa Resources Corp.	176	44,128
Williams Cos., Inc.	818	59,534
		204,184

Private Equity - 0.1%
Blackstone, Inc.	192	22,078
KKR & Co., Inc.	235	21,738
		43,816

Real Estate - 0.0% (b)
CBRE Group, Inc. - Class A (a)	216	29,259

Retail - 2.3%
AutoZone, Inc. (a)	9	30,400
Best Buy Co., Inc.	272	17,462
Chipotle Mexican Grill, Inc. (a)	1,685	53,937
Costco Wholesale Corp.	393	391,597
Darden Restaurants, Inc.	109	21,368
Dollar General Corp.	225	26,714
Dollar Tree, Inc. (a)	122	13,360
Domino's Pizza, Inc.	44	15,787
Genuine Parts Co.	183	19,352
Home Depot, Inc.	962	316,392
Lowe's Cos., Inc.	480	113,414
McDonald's Corp.	622	193,311
O'Reilly Automotive, Inc. (a)	573	52,894
Ross Stores, Inc.	215	46,576
Starbucks Corp.	1,086	97,295
Target Corp.	368	44,602
TJX Cos., Inc.	916	146,285
Tractor Supply Co.	457	20,702
Ulta Beauty, Inc. (a)	33	17,250
Walmart, Inc.	3,911	486,059
Williams-Sonoma, Inc.	118	21,515
Yum! Brands, Inc.	216	33,584
		2,179,856

Semiconductors - 7.1%
Advanced Micro Devices, Inc. (a)	1,398	284,395
Analog Devices, Inc.	543	172,750
Applied Materials, Inc.	687	234,810
Broadcom, Inc.	4,102	1,269,610
Intel Corp. (a)	3,980	175,637
KLA Corp.	117	172,272
Lam Research Corp.	1,065	227,548
Micron Technology, Inc.	949	320,610
Monolithic Power Systems, Inc.	38	41,547
NVIDIA Corp.	20,667	3,604,325
NXP Semiconductors NV	310	61,027
ON Semiconductor Corp. (a)	457	28,297
QUALCOMM, Inc.	929	119,637
Teradyne, Inc.	103	30,535
Texas Instruments, Inc.	683	132,598
		6,875,598

Software - 3.8%
Adobe, Inc. (a)	149	36,219
Akamai Technologies, Inc. (a)	297	34,110
Broadridge Financial Solutions, Inc.	349	56,706
Cadence Design Systems, Inc. (a)	397	110,314
Datadog, Inc. - Class A (a)	504	59,497
Electronic Arts, Inc.	309	62,996
Fair Isaac Corp. (a)	45	48,039
Fiserv, Inc. (a)	1,171	65,342
Intuit, Inc.	106	45,832
Microsoft Corp.	6,418	2,375,751
MSCI, Inc.	63	33,958
Oracle Corp.	943	138,725
Palantir Technologies, Inc. - Class A (a)	1,380	201,866
PTC, Inc. (a)	416	59,276
Salesforce, Inc.	479	89,415
ServiceNow, Inc. (a)	382	39,938
Synopsys, Inc. (a)	50	19,824
Take-Two Interactive Software, Inc. (a)	382	75,445
Workday, Inc. - Class A (a)	527	68,468
		3,621,721

Telecommunications - 1.1%
Arista Networks, Inc. (a)	580	71,213
AT&T, Inc.	5,993	173,737
Ciena Corp. (a)	147	57,070
Cisco Systems, Inc.	3,598	279,169
Corning, Inc.	799	108,640
Motorola Solutions, Inc.	121	52,510
T-Mobile US, Inc.	469	98,504
Verizon Communications, Inc.	3,331	167,216
		1,008,059

Toys, Games, & Hobbies - 0.1%
Hasbro, Inc.	552	51,667

Transportation - 0.4%
C.H. Robinson Worldwide, Inc.	109	18,102
CSX Corp.	1,206	49,506
Expeditors International of Washington, Inc.	209	29,935
FedEx Corp.	139	49,509
JB Hunt Transport Services, Inc.	122	25,852
Norfolk Southern Corp.	135	38,745
Old Dominion Freight Line, Inc.	172	33,609
Union Pacific Corp.	515	124,949
United Parcel Service, Inc. - Class B	576	56,667
		426,874

Water - 0.0% (b)
American Water Works Co., Inc.	114	15,514
TOTAL COMMON STOCKS (Cost $44,128,890)		46,493,006

REAL ESTATE INVESTMENT TRUSTS - 0.9%	Shares	Value
Alexandria Real Estate Equities, Inc.	325	15,087
American Tower Corp.	486	83,874
AvalonBay Communities, Inc.	227	37,081
Crown Castle, Inc.	320	26,019
Digital Realty Trust, Inc.	279	50,279
Equinix, Inc.	80	78,419
Essex Property Trust, Inc.	68	16,456
Extra Space Storage, Inc.	377	49,436
Healthpeak Properties, Inc.	1,407	23,117
Host Hotels & Resorts, Inc.	527	10,097
Iron Mountain, Inc.	324	33,093
Prologis, Inc.	910	120,284
Public Storage	101	27,359
Realty Income Corp.	1,105	67,604
Simon Property Group, Inc.	297	55,399
Ventas, Inc.	275	22,490
VICI Properties, Inc.	907	24,779
Welltower, Inc.	671	132,663
Weyerhaeuser Co.	859	20,985
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $846,256)		894,521

TOTAL INVESTMENTS - 49.2% (Cost $44,975,146)		$47,387,527
Money Market Deposit Account - 46.2% (c)(d)		44,582,231
Other Assets in Excess of Liabilities - 4.6%(e)		4,432,261
TOTAL NET ASSETS - 100.0%		$96,402,019

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $44,856.
(e)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $4,604,795.

LoCorr Strategic Allocation Fund
Consolidated Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Aluminum - 90 day settlement(a)	1	04/10/2026	$88,041	$10,190
Aluminum - 90 day settlement(a)	1	04/14/2026	87,860	10,065
Aluminum - 90 day settlement(a)	5	04/17/2026	438,926	50,131
Aluminum - 90 day settlement(a)	1	04/29/2026	87,665	11,148
Aluminum - 90 day settlement(a)	1	05/01/2026	87,563	9,436
Aluminum - 90 day settlement(a)	5	05/07/2026	437,755	50,877
Aluminum - 90 day settlement(a)	1	05/15/2026	87,632	10,282
Aluminum - 90 day settlement(a)	1	06/02/2026	87,159	6,525
Aluminum - 90 day settlement(a)	1	06/05/2026	87,125	2,507
Aluminum - 90 day settlement(a)	3	06/08/2026	261,430	19,448
Aluminum - 90 day settlement(a)	1	06/10/2026	87,144	(24)
Aluminum - 90 day settlement(a)	1	06/18/2026	86,704	6,325
Arabica Coffee	1	05/18/2026	111,881	(5,796)
ASX SPI 200 Index	2	06/18/2026	293,677	(4,212)
Australian Dollar	30	06/15/2026	2,064,750	(67,473)
BOVESPA Index	8	04/15/2026	58,239	1,781
Brazilian Real	105	04/30/2026	2,009,700	14,624
Brent Crude Oil	2	04/30/2026	207,940	4,087
Brent Crude Oil	1	04/30/2026	103,970	6,579
Brent Crude Oil	2	05/29/2026	192,340	46,367
Brent Crude Oil	2	06/30/2026	180,340	(2,973)
Brent Crude Oil	2	10/30/2026	159,240	13,018
CAC40 10 Euro Index	2	04/17/2026	180,891	(2,968)
Canadian 5 Year Bonds	1	06/19/2026	81,583	(1,015)
Canadian Canola Oil	27	05/14/2026	284,072	9,789
Canadian Canola Oil	5	07/14/2026	53,519	783
Canadian Dollar	3	06/16/2026	216,000	(5,656)
Copper	1	05/27/2026	140,350	3,811
Copper - 90 day settlement(a)	1	04/17/2026	307,327	(11,892)
Copper - 90 day settlement(a)	1	04/21/2026	307,415	(21,120)
Copper - 90 day settlement(a)	1	04/30/2026	307,698	(25,508)
Copper - 90 day settlement(a)	1	05/14/2026	307,789	4,700
Corn No. 2 Yellow	5	05/14/2026	114,438	(2,060)
Corn No. 2 Yellow	3	07/14/2026	70,238	6
Corn No. 2 Yellow	10	09/14/2026	235,125	(2,173)
Corn No. 2 Yellow	13	12/14/2026	314,763	(1,667)
Cotton No.2	4	05/06/2026	140,000	(223)
Crude Oil	1	04/21/2026	101,380	2,898
Crude Oil	1	06/22/2026	86,530	368
Crude Oil	2	11/20/2026	144,940	4,696
Crude Palm Oil	4	06/15/2026	119,239	5,509
Crude Palm Oil	3	07/15/2026	89,429	6,123
Crude Palm Oil	2	08/14/2026	59,348	3,045
Crude Soybean Oil	26	05/14/2026	1,074,528	73,440
Crude Soybean Oil	3	07/14/2026	123,984	5,897
Crude Soybean Oil	1	12/14/2026	39,180	652
DAX Index	1	06/19/2026	131,981	(7,511)
Dow Jones Industrial Average Index	3	06/18/2026	698,730	(4,645)
Euro STOXX 50 Dividend Index	1	12/18/2026	19,499	183
Euro STOXX 50 Quanto Index	5	06/19/2026	317,571	(9,743)
Euro STOXX Banks Index	3	06/19/2026	40,510	(1,041)
Euro/Japanese Yen Cross Currency Rate	7	06/15/2026	1,008,451	(1,024)
Euro-BTP Italian Government Bonds	2	06/08/2026	268,806	(6,832)
European Rapeseed	7	04/30/2026	208,040	5,489
European Rapeseed	1	07/31/2026	29,359	2,484
FTSE 100 Index	5	06/19/2026	674,966	2,941
FTSE China A50 Index	6	04/29/2026	87,216	(450)
FTSE/JSE Top 40 Index	2	06/18/2026	126,333	(3,321)
Gold	1	06/26/2026	467,860	2,718
Hard Red Winter Wheat	6	05/14/2026	190,650	12,637
Hard Red Winter Wheat	1	07/14/2026	32,437	2,448
Industrial Select Sector Index	1	06/18/2026	164,340	(1,252)
Korean Won	1	04/20/2026	10,001	326
Lead - 90 day settlement(a)	3	04/09/2026	140,689	(13,501)
Lead - 90 day settlement(a)	1	04/13/2026	46,896	(5,284)
Lead - 90 day settlement(a)	1	04/29/2026	46,934	317
Lead - 90 day settlement(a)	2	04/30/2026	93,980	614
Lead - 90 day settlement(a)	1	05/06/2026	47,033	(2,229)
Lead - 90 day settlement(a)	2	05/07/2026	94,150	(2,461)
Lead - 90 day settlement(a)	1	05/08/2026	47,079	285
Lead - 90 day settlement(a)	2	06/08/2026	94,719	(2,179)
Lead - 90 day settlement(a)	1	06/18/2026	47,441	(144)
Lean Hogs	9	06/12/2026	378,180	109
Lean Hogs	2	07/15/2026	85,780	(825)
Lean Hogs	1	08/14/2026	42,830	(192)
Live Cattle	5	06/30/2026	486,550	6,790
London Metals - Aluminum(a)	14	04/13/2026	1,232,493	137,394
London Metals - Aluminum(a)	16	05/18/2026	1,401,616	127,786
London Metals - Aluminum(a)	11	06/15/2026	957,589	3,488
London Metals - Copper(a)	2	04/13/2026	614,159	(28,374)
London Metals - Copper(a)	2	05/18/2026	615,577	(36,306)
London Metals - Copper(a)	1	06/15/2026	308,338	(16,564)
London Metals - Nickel(a)	1	04/13/2026	101,689	(4,897)
London Metals - Nickel(a)	1	05/18/2026	102,162	(2,486)
London Metals - Nickel(a)	3	06/15/2026	307,548	(6,016)
London Metals - Zinc(a)	7	04/13/2026	564,926	(7,496)
London Metals - Zinc(a)	9	05/18/2026	729,212	(36,393)
London Metals - Zinc(a)	8	06/15/2026	648,600	(8,779)
Low Sulphur Gas Oil	2	05/12/2026	247,850	21,371
Mexican Peso	22	06/15/2026	608,960	(9,982)
Milling Wheat No. 2	6	05/11/2026	70,998	(1,098)
MSCI EAFE Index	1	06/19/2026	145,055	(1,571)
MSCI Emerging Markets Index	1	06/19/2026	72,730	(1,945)
MSCI Singapore Index	7	04/29/2026	237,707	(917)
Nickel - 90 day settlement(a)	2	04/01/2026	203,211	(15,620)
Nickel - 90 day settlement(a)	2	04/02/2026	203,238	(1,762)
Nickel - 90 day settlement(a)	2	04/27/2026	203,792	(11,546)
Nickel - 90 day settlement(a)	1	04/30/2026	101,985	(2,180)
Nickel - 90 day settlement(a)	1	05/01/2026	101,997	(6,314)
Nickel - 90 day settlement(a)	1	06/10/2026	102,459	(1,946)
Nickel - 90 day settlement(a)	1	06/12/2026	102,501	(2,234)
Nickel - 90 day settlement(a)	1	06/16/2026	102,525	867
Nickel - 90 day settlement(a)	1	06/18/2026	102,558	876
Nickel - 90 day settlement(a)	1	06/22/2026	102,570	52
Nickel - 90 day settlement(a)	1	06/23/2026	102,588	(527)
Nikkei 225 Index	1	06/11/2026	265,425	(7,650)
Nikkei 225 Index	15	06/11/2026	483,539	(23,917)
Nikkei 225 Index	1	06/11/2026	161,715	(8,996)
NY Harbor ULSD	2	04/30/2026	345,559	6,414
NY Harbor ULSD	1	05/29/2026	157,118	17,369
NY Harbor ULSD	2	06/30/2026	290,102	17,179
NY Harbor ULSD	1	07/31/2026	137,605	3,917
OMXS30 Index	19	04/17/2026	586,057	(7,075)
Platinum	1	07/29/2026	98,510	3,588
Reformulated Gasoline Blendstock	3	04/30/2026	403,691	38,177
Reformulated Gasoline Blendstock	2	05/29/2026	256,670	(990)
Reformulated Gasoline Blendstock	1	07/31/2026	116,470	(2,673)
Russell 2000 Index	1	06/18/2026	125,610	(937)
S&P 500 Index	2	06/18/2026	657,075	(1,449)
S&P/Toronto Stock Exchange 60 Index	3	06/18/2026	822,860	(2,691)
SGX FTSE Taiwan Index	2	04/29/2026	206,640	(11,620)
SGX TSI Iron Ore	16	05/29/2026	168,768	(1,353)
Soybean Meal	7	05/14/2026	221,480	(1,626)
Soybean Meal	3	07/14/2026	94,290	(1,507)
Soybeans	12	05/14/2026	702,600	(7,600)
Soybeans	4	07/14/2026	237,200	2,329
Soybeans	14	11/13/2026	810,250	15,330
STOXX 600 Utilities Index	4	06/19/2026	126,196	(736)
STOXX Europe 600 Index	13	06/19/2026	434,030	(15,905)
Sugar #11	8	04/30/2026	139,059	(376)
Sugar #11	5	06/30/2026	87,808	2,016
Sugar #11	2	09/30/2026	35,952	96
Tin - 90 day settlement(a)	1	04/01/2026	233,310	20,855
Tin - 90 day settlement(a)	1	05/20/2026	233,572	(35,009)
TOPIX Index	1	06/11/2026	220,787	(7,719)
US 3 Year Notes	1	06/30/2026	211,391	(1,665)
Wheat	11	05/14/2026	338,938	18,814
Wheat	3	09/14/2026	95,738	2,081
White Sugar	1	04/15/2026	22,425	(76)
White Sugar	5	07/16/2026	113,000	2,849
Yellow Maize	1	07/24/2026	21,003	(40)
Zinc - 90 day settlement(a)	1	04/09/2026	80,680	610
Zinc - 90 day settlement(a)	2	04/16/2026	161,482	(1,589)
Zinc - 90 day settlement(a)	2	04/17/2026	161,502	2,653
Zinc - 90 day settlement(a)	2	04/20/2026	161,520	(5,737)
Zinc - 90 day settlement(a)	2	05/21/2026	161,797	(6,203)
Zinc - 90 day settlement(a)	1	06/02/2026	80,961	3,870
Zinc - 90 day settlement(a)	1	06/16/2026	80,825	4,034
Zinc - 90 day settlement(a)	1	06/18/2026	80,700	3,909
Zinc - 90 day settlement(a)	1	06/22/2026	80,612	3,615
				$316,501
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(1)	08/31/2026	$401,511	$249
10 Year Japanese Government Bonds	(1)	06/12/2026	82,197	989
10 Year U.S. Ultra Treasury Notes	(4)	06/18/2026	454,063	(770)
3 Month Canadian Overnight Repo Rate Average	(8)	09/15/2026	1,403,566	(100)
3 Month Canadian Overnight Repo Rate Average	(7)	12/15/2026	1,225,604	(306)
3 Month Canadian Overnight Repo Rate Average	(6)	03/16/2027	1,048,684	540
3 Month Canadian Overnight Repo Rate Average	(6)	06/15/2027	1,047,229	1,259
3 Month Canadian Overnight Repo Rate Average	(5)	09/14/2027	872,286	1,265
3 Month Euribor	(16)	09/14/2026	4,496,509	9,972
3 Month Euribor	(13)	12/14/2026	3,650,596	10,610
3 Month Euribor	(31)	03/15/2027	8,702,581	24,732
3 Month Euribor	(20)	06/14/2027	5,615,724	8,599
3 Month Euribor	(9)	09/13/2027	2,528,636	5,021
3 Month Euribor	(8)	12/13/2027	2,248,948	2,985
3 Month Euribor	(8)	03/13/2028	2,249,179	1,656
3 Month Euribor	(37)	06/19/2028	10,401,385	8,403
3 Month Euribor	(10)	09/18/2028	2,810,752	2,219
3 Month Euribor	(13)	06/18/2029	3,651,536	2,941
30 Day Federal Funds Rate	(1)	03/31/2027	401,845	874
3-Month Secured Overnight Financing Rate	(31)	12/15/2026	7,465,963	12,272
3-Month Secured Overnight Financing Rate	(56)	03/16/2027	13,491,100	17,137
3-Month Secured Overnight Financing Rate	(21)	06/15/2027	5,060,213	6,688
3-Month Secured Overnight Financing Rate	(20)	09/14/2027	4,822,250	2,727
3-Month Secured Overnight Financing Rate	(19)	12/14/2027	4,585,413	(646)
3-Month Secured Overnight Financing Rate	(9)	03/14/2028	2,173,388	(216)
3-Month Secured Overnight Financing Rate	(6)	06/20/2028	1,448,925	(286)
3-Month Secured Overnight Financing Rate	(5)	09/19/2028	1,207,062	(534)
3-Month Secured Overnight Financing Rate	(4)	12/19/2028	965,300	(307)
3-Month Secured Overnight Financing Rate	(4)	12/18/2029	963,950	(532)
Aluminum - 90 day settlement(a)	(1)	04/10/2026	88,041	(8,097)
Aluminum - 90 day settlement(a)	(1)	04/14/2026	87,860	(9,690)
Aluminum - 90 day settlement(a)	(5)	04/17/2026	438,926	(53,060)
Aluminum - 90 day settlement(a)	(1)	04/29/2026	87,665	(6,569)
Aluminum - 90 day settlement(a)	(1)	05/01/2026	87,563	(6,479)
Aluminum - 90 day settlement(a)	(5)	05/07/2026	437,755	(43,798)
Aluminum - 90 day settlement(a)	(1)	05/15/2026	87,632	(6,646)
Aluminum - 90 day settlement(a)	(1)	06/02/2026	87,158	(3,039)
Aluminum - 90 day settlement(a)	(1)	06/05/2026	87,125	(2,455)
Aluminum - 90 day settlement(a)	(3)	06/08/2026	261,430	(9,696)
Aluminum - 90 day settlement(a)	(1)	06/18/2026	86,704	(8,108)
Aluminum - 90 day settlement(a)	(1)	06/16/2026	86,829	(3,233)
Australian Government 10 Year Bonds	(28)	06/15/2026	2,081,653	2,567
Australian Government 3 Year Bonds	(60)	06/15/2026	4,291,003	12,042
Australian 90 Day Bank Bills	(4)	12/10/2026	2,727,455	6,426
Australian Dollar	(142)	06/15/2026	9,773,150	283,132
BMF US Dollar Fut May26	(15)	04/30/2026	756,566	4,521
British Pound	(25)	06/15/2026	2,066,562	22,004
CAC40 10 Euro Index	(1)	04/17/2026	90,446	195
Canadian 10 Year Government Bonds	(30)	06/19/2026	2,588,096	(945)
Canadian Dollar	(20)	06/16/2026	1,440,000	786
Copper - 90 day settlement(a)	(1)	04/17/2026	307,327	21,151
Copper - 90 day settlement(a)	(1)	04/21/2026	307,415	18,518
Copper - 90 day settlement(a)	(1)	04/30/2026	307,697	(4,804)
Copper - 90 day settlement(a)	(1)	05/14/2026	307,789	11,456
Copper - 90 day settlement(a)	(1)	06/23/2026	308,245	(1,737)
Corn No. 2 Yellow	(2)	05/14/2026	45,775	(79)
Cotton No.2	(5)	05/06/2026	175,000	(4,027)
Cotton No.2	(2)	07/09/2026	72,130	(2,795)
Dollar Index	(3)	06/15/2026	299,277	(2,347)
Euro	(235)	06/15/2026	34,032,406	244,783
Euro BUXL 30 Year Bonds	(8)	06/08/2026	1,019,557	(5,180)
Euro-BOBL	(37)	06/08/2026	4,936,555	23,492
Euro-BTP Italian Government Bonds	(3)	06/08/2026	403,209	3,512
Euro-Bund	(20)	06/08/2026	2,898,655	12,734
Euro-Schatz	(99)	06/08/2026	12,100,941	36,723
French Government Bonds	(14)	06/08/2026	1,920,639	13,435
FTSE China A50 Index	(20)	04/29/2026	290,720	291
FTSE MIB Index	(1)	06/19/2026	50,368	(707)
German Stock Index	(1)	06/19/2026	659,907	29,167
Hang Seng China Enterprises Index	(4)	04/29/2026	213,156	1,866
Hang Seng Index	(2)	04/29/2026	315,704	3,071
Hang Seng Index	(4)	04/29/2026	126,282	1,296
ICE 3 Month SONIA Rate	(3)	12/15/2026	949,710	5,259
ICE 3 Month SONIA Rate	(3)	03/16/2027	949,412	2,512
ICE 3 Month SONIA Rate	(3)	06/15/2027	949,412	2,231
ICE 3 Month SONIA Rate	(3)	09/14/2027	949,958	1,619
ICE 3 Month SONIA Rate	(3)	12/14/2027	950,852	1,503
ICE 3 Month SONIA Rate	(3)	03/14/2028	951,596	1,486
ICE 3 Month SONIA Rate	(4)	06/20/2028	1,269,192	2,015
ICE 3 Month SONIA Rate	(7)	09/19/2028	2,221,665	2,575
ICE 3 Month SONIA Rate	(7)	12/19/2028	2,221,897	1,665
ICE European Climate Exchange Emissions	(1)	12/20/2027	86,839	9,473
Indian Rupee	(1)	04/28/2026	21,156	55
Japanese 10 Year Government Bonds	(8)	06/15/2026	6,568,665	44,985
Japanese Yen	(46)	06/15/2026	3,642,050	17,844
Lead - 90 day settlement(a)	(3)	04/09/2026	140,689	8,964
Lead - 90 day settlement(a)	(1)	04/13/2026	46,896	3,704
Lead - 90 day settlement(a)	(1)	04/29/2026	46,934	2,498
Lead - 90 day settlement(a)	(2)	04/30/2026	93,980	4,297
Lead - 90 day settlement(a)	(1)	05/06/2026	47,033	2,125
Lead - 90 day settlement(a)	(2)	05/07/2026	94,150	4,465
Lead - 90 day settlement(a)	(1)	05/08/2026	47,079	2,541
Lead - 90 day settlement(a)	(2)	06/08/2026	94,719	(495)
Lead - 90 day settlement(a)	(3)	06/18/2026	142,323	(1,596)
Lead - 90 day settlement(a)	(1)	06/22/2026	47,473	(26)
Live Cattle	(1)	08/31/2026	95,920	(3,632)
Live Cattle	(2)	12/31/2026	188,260	(5,204)
London Cocoa	(1)	07/16/2026	33,249	(319)
London Metals - Aluminum(a)	(14)	04/13/2026	1,232,493	(141,873)
London Metals - Aluminum(a)	(16)	05/18/2026	1,401,616	(65,570)
London Metals - Aluminum(a)	(4)	06/15/2026	348,214	(21,595)
London Metals - Copper(a)	(2)	04/13/2026	614,159	39,052
London Metals - Copper(a)	(2)	05/18/2026	615,577	26,684
London Metals - Nickel(a)	(1)	04/13/2026	101,689	4,707
London Metals - Nickel(a)	(1)	05/18/2026	102,162	2,926
London Metals - Nickel(a)	(2)	06/15/2026	205,032	(2,698)
London Metals - Zinc(a)	(7)	04/13/2026	564,926	36,732
London Metals - Zinc(a)	(9)	05/18/2026	729,212	12,150
London Metals - Zinc(a)	(5)	06/15/2026	405,375	(19,537)
Long Gilt	(8)	06/26/2026	929,585	3,340
Lumber	(1)	05/15/2026	16,734	(483)
Maize	(1)	06/05/2026	12,108	(536)
Mexican Peso	(5)	06/15/2026	138,400	2,364
Milling Wheat No. 2	(8)	05/11/2026	94,665	1,332
Milling Wheat No. 2	(1)	12/10/2026	12,859	(1,215)
Mini Dollar Future May26	(48)	04/30/2026	484,202	3,242
MSCI Emerging Markets Index	(1)	06/19/2026	72,730	(2,216)
Nasdaq 100 Index	(1)	06/18/2026	478,300	10,948
Natural Gas	(1)	04/27/2026	7,210	427
Natural Gas	(1)	04/28/2026	28,840	2,998
New Zealand Dollar	(27)	06/15/2026	1,553,310	26,008
Nickel - 90 day settlement(a)	(2)	04/01/2026	203,211	8,764
Nickel - 90 day settlement(a)	(2)	04/02/2026	203,238	11,407
Nickel - 90 day settlement(a)	(2)	04/27/2026	203,792	22,998
Nickel - 90 day settlement(a)	(1)	04/30/2026	101,985	6,302
Nickel - 90 day settlement(a)	(1)	05/01/2026	101,997	988
Nickel - 90 day settlement(a)	(1)	06/10/2026	102,459	(27)
Nickel - 90 day settlement(a)	(1)	06/12/2026	102,501	(1,044)
Nickel - 90 day settlement(a)	(1)	06/16/2026	102,525	580
Nickel - 90 day settlement(a)	(1)	06/18/2026	102,558	(653)
Nickel - 90 day settlement(a)	(1)	06/23/2026	102,588	(877)
Nifty 50 Index	(7)	04/28/2026	314,741	9,574
Robusta Coffee	(3)	05/22/2026	104,790	3,384
Robusta Coffee	(1)	07/27/2026	34,050	1,579
Rough Rice	(1)	05/14/2026	22,750	8
S&P 500 Index	(7)	06/18/2026	2,299,762	36,189
Short-term Euro-BTP	(48)	06/08/2026	5,872,671	4,682
South African Rand	(1)	06/15/2026	29,300	(76)
STOXX 600 Bank Spread Index	(1)	06/19/2026	18,780	(96)
Swiss Franc	(15)	06/15/2026	2,362,125	25,581
Tin - 90 day settlement(a)	(1)	04/01/2026	233,310	35,174
Tin - 90 day settlement(a)	(1)	05/20/2026	233,567	3,903
U.S. Treasury 10 Year Notes	(42)	06/18/2026	4,663,969	61,220
U.S. Treasury 2 Year Notes	(71)	06/30/2026	14,728,617	10,053
U.S. Treasury 5 Year Note	(28)	06/30/2026	3,029,031	(3,027)
U.S. Treasury Long Bonds	(11)	06/18/2026	1,252,625	(3,982)
U.S. Treasury Ultra Bonds	(7)	06/18/2026	815,938	5,021
US Cocoa	(2)	05/13/2026	66,000	7,686
US Dollar/Swedish Krona Cross Currency Rate	(2)	06/15/2026	199,545	(7,925)
USD/CNH futures Jun26	(1)	06/15/2026	99,848	(6)
Zinc - 90 day settlement(a)	(1)	04/09/2026	80,680	(723)
Zinc - 90 day settlement(a)	(2)	04/16/2026	161,482	5,759
Zinc - 90 day settlement(a)	(2)	04/17/2026	161,502	5,442
Zinc - 90 day settlement(a)	(2)	04/20/2026	161,520	(1,343)
Zinc - 90 day settlement(a)	(2)	05/21/2026	161,797	(8,817)
Zinc - 90 day settlement(a)	(1)	06/02/2026	80,961	1,896
Zinc - 90 day settlement(a)	(1)	06/15/2026	81,075	(417)
Zinc - 90 day settlement(a)	(1)	06/16/2026	80,825	(3,879)
Zinc - 90 day settlement(a)	(1)	06/18/2026	80,700	(3,835)
Zinc - 90 day settlement(a)	(1)	06/22/2026	80,612	(4,330)
				$941,982
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$1,258,483

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

LoCorr Strategic Allocation Fund
Consolidated Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Deutsche Bank	04/30/2026	AUD	1,000,000	CAD	952,019	$4,424
Deutsche Bank	04/30/2026	AUD	1,259,962	EUR	750,000	778
Deutsche Bank	04/30/2026	AUD	724,673	GBP	375,000	3,470
Deutsche Bank	04/30/2026	AUD	3,600,000	NZD	4,300,865	8,801
Deutsche Bank	04/30/2026	AUD	800,000	USD	548,471	3,281
Deutsche Bank	04/30/2026	CAD	1,100,000	USD	790,320	1,465
Deutsche Bank	04/30/2026	CHF	132,009	GBP	125,000	235
Deutsche Bank	04/30/2026	CNH	13,130,756	USD	1,900,000	11,001
Deutsche Bank	04/06/2026	COP	741,306,632	USD	200,000	1,478
Deutsche Bank	04/13/2026	COP	756,646,000	USD	200,000	5,223
Deutsche Bank	04/30/2026	EUR	750,000	CAD	1,199,216	5,006
Deutsche Bank	04/30/2026	EUR	1,400,000	GBP	1,217,178	9,658
Deutsche Bank	04/30/2026	EUR	100,000	PLN	429,087	179
Deutsche Bank	04/30/2026	EUR	375,000	USD	431,895	2,208
Deutsche Bank	04/30/2026	HUF	78,166,428	EUR	200,000	3,002
Deutsche Bank	04/30/2026	HUF	67,867,246	USD	200,000	3,623
Deutsche Bank	04/30/2026	ILS	1,257,135	USD	400,000	336
Deutsche Bank	04/30/2026	MXN	13,000,000	USD	715,645	7,860
Deutsche Bank	04/30/2026	NOK	7,032,451	EUR	625,000	2,678
Deutsche Bank	04/30/2026	NOK	9,000,000	SEK	8,723,922	6,283
Deutsche Bank	04/30/2026	NOK	6,838,680	USD	700,000	6,174
Deutsche Bank	04/30/2026	NZD	100,000	USD	57,385	140
Deutsche Bank	04/30/2026	PLN	4,097,808	USD	1,100,000	3,815
Deutsche Bank	04/30/2026	SEK	5,677,663	USD	600,000	750
Deutsche Bank	04/30/2026	SGD	2,700,562	USD	2,100,000	5,283
Deutsche Bank	04/13/2026	TWD	3,199,004	USD	100,000	162
Deutsche Bank	04/06/2026	USD	300,000	CLP	272,813,510	5,429
Deutsche Bank	04/13/2026	USD	300,000	CLP	277,770,000	37
Deutsche Bank	04/09/2026	USD	200,000	INR	18,539,780	4,718
Deutsche Bank	04/13/2026	USD	600,000	INR	55,865,179	11,806
Deutsche Bank	04/20/2026	USD	800,000	INR	74,240,364	18,900
Deutsche Bank	04/23/2026	USD	100,000	INR	9,284,415	2,347
Deutsche Bank	04/06/2026	USD	500,000	KRW	754,333,999	7,420
Deutsche Bank	04/09/2026	USD	100,000	KRW	149,278,000	2,513
Deutsche Bank	04/13/2026	USD	1,300,000	KRW	1,916,922,141	47,990
Deutsche Bank	05/04/2026	USD	1,300,000	KRW	1,965,552,000	15,426
Deutsche Bank	04/07/2026	USD	400,000	TWD	12,532,456	7,780
Deutsche Bank	04/13/2026	USD	100,000	TWD	3,173,606	633
Deutsche Bank	04/30/2026	ZAR	12,010,780	USD	700,000	8,120
Deutsche Bank	04/30/2026	AUD	600,000	JPY	65,500,074	(134)
Deutsche Bank	04/30/2026	CAD	800,000	JPY	91,762,808	(4,081)
Deutsche Bank	04/30/2026	CHF	803,317	EUR	875,000	(4,702)
Deutsche Bank	04/30/2026	CHF	250,000	JPY	49,939,888	(1,848)
Deutsche Bank	04/06/2026	CLP	277,772,490	USD	300,000	(75)
Deutsche Bank	04/13/2026	CLP	273,787,800	USD	300,000	(4,337)
Deutsche Bank	04/30/2026	EUR	700,000	JPY	128,380,091	(1,013)
Deutsche Bank	04/30/2026	GBP	250,000	JPY	52,741,720	(2,431)
Deutsche Bank	04/30/2026	GBP	625,000	USD	828,071	(854)
Deutsche Bank	04/09/2026	INR	18,380,571	USD	200,000	(6,395)
Deutsche Bank	04/13/2026	INR	55,282,358	USD	600,000	(17,942)
Deutsche Bank	04/20/2026	INR	9,503,030	USD	100,000	(17)
Deutsche Bank	04/06/2026	KRW	739,762,925	USD	500,000	(16,935)
Deutsche Bank	04/09/2026	KRW	145,911,563	USD	100,000	(4,711)
Deutsche Bank	04/13/2026	KRW	1,966,627,922	USD	1,300,000	(15,526)
Deutsche Bank	04/27/2026	KRW	903,092,210	USD	600,000	(9,912)
Deutsche Bank	04/30/2026	NZD	800,000	JPY	73,103,856	(1,801)
Deutsche Bank	04/30/2026	SEK	6,811,746	EUR	625,000	(2,758)
Deutsche Bank	04/30/2026	TRY	13,817,159	USD	300,000	(1,412)
Deutsche Bank	04/07/2026	TWD	12,754,083	USD	400,000	(844)
Deutsche Bank	04/06/2026	USD	200,000	COP	758,502,968	(6,151)
Deutsche Bank	04/13/2026	USD	200,000	COP	742,764,000	(1,458)
Deutsche Bank	04/30/2026	USD	143,523	EUR	125,000	(1,178)
Deutsche Bank	04/30/2026	USD	706,501	JPY	112,500,000	(4,478)
Deutsche Bank	04/27/2026	USD	300,000	TWD	9,607,470	(1,126)
Deutsche Bank	05/04/2026	USD	100,000	TWD	3,203,920	(469)
Net Unrealized Appreciation (Depreciation)						$117,844

AUD - Australian Dollars
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LoCorr Strategic Allocation Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$46,493,006	$–	$–	$46,493,006
Real Estate Investment Trusts	894,521	–	–	894,521
Total Investments	$47,387,527	$–	$–	$47,387,527

Other Financial Instruments:
Futures Contracts *	$2,331,209	$–	$–	$2,331,209
Forward Currency Contracts *	–	230,432	–	230,432
Total Other Financial Instruments	$2,331,209	$230,432	$–	$2,561,641

Liabilities:
Other Financial Instruments:
Futures Contracts *	$(1,072,726)	$–	$–	$(1,072,726)
Forward Currency Contracts *	–	(112,588)	–	(112,588)
Total Other Financial Instruments	$(1,072,726)	$(112,588)	$–	$(1,185,314)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.